CASH AND CASH EQUIVALENTS (Details) In Thousands, unless otherwise specified	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2015 US Dollar [Member] USD ($)	Feb. 28, 2014 US Dollar [Member] USD ($)	Feb. 28, 2015 Canadian Dollar [Member] USD ($)	Feb. 28, 2015 Canadian Dollar [Member] CAD	Feb. 28, 2014 Canadian Dollar [Member] USD ($)	Feb. 28, 2015 Indian Rupee [Member] USD ($)	Feb. 28, 2015 Indian Rupee [Member] INR	Feb. 28, 2014 Indian Rupee [Member] USD ($)	Feb. 28, 2015 Mexican Peso [Member] USD ($)	Feb. 28, 2015 Mexican Peso [Member] MXN	Feb. 28, 2014 Mexican Peso [Member] USD ($)	Feb. 28, 2015 Euro [Member] USD ($)	Feb. 28, 2015 Euro [Member] EUR (€)	Feb. 28, 2014 Euro [Member] USD ($)	Feb. 28, 2015 Other [Member] USD ($)	Feb. 28, 2014 Other [Member] USD ($)
Cash And Cash Equivalents And Restricted Cash [Line Items]
Total Cash and Cash Equivalents	$ 23,692	$ 18,992	$ 22,959	$ 15,010	$ 16,934	$ 4,106	5,135	$ 979	$ 2,497	154,287	$ 90	$ 919	13,729	$ 33	$ 602	€ 537	$ 235	$ 558	$ 721
TOTAL	23,692	18,992
Foreign Exchange Rate to USD				1.000		0.800	0.800		0.016	0.016		0.067	0.067		1.121	1.121
Percent of total, cash and cash equivalents	100.00%	100.00%		63.50%	89.20%	17.40%	17.40%	5.20%	10.40%	10.40%	0.50%	3.90%	3.90%	0.20%	2.50%	2.50%	1.20%	2.30%	3.70%
Percent of total, total	100.00%	100.00%
Required amount of cash held by bank	$ 10,000	$ 10,000